Stock Incentive Plans (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 26, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Aug. 16, 2022	Jun. 02, 2022
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)						25,414,503
Fair value of options vested		$ 3,800	$ 900	$ 7,200	$ 2,900	$ 5,358	$ 5,400
Stock compensation expense						6,322	$ 5,897
Unamortized expense		$ 18,800		$ 18,800		$ 25,572
Amortization period						3 years 1 month 13 days
Bonus for executive award holders						$ 5,837
Stock option, description				The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years. RSUs granted generally vest over a four-year period, with 25% cliff vesting after one year and then ratably on a quarterly basis for the remaining three years.
Share percentage	10.00%
Remaining share issuance (in Shares)		5,601,945		5,601,945
Fair market value, percentage				85.00%
Weighted average remaining amortization period				2 years 6 months 14 days
Stock based compensation expense		$ 9,200	$ 1,300	$ 19,500	$ 4,000
Weighted average grant date fair value (in Dollars per share)		$ 3.91		$ 3.91
Stock-based compensation related to RSUs		$ 7,100		$ 11,600
2016 Equity Incentive Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)						1,200,000
Aggregate of common stock (in Shares)						8,701,460
Incentive stock options, description						The 2016 Plan provides for incentive stock options to be granted to employees at an exercise price not less than 100% of the fair value at the grant date as determined by the Board of Directors, unless the optionee is a 10% stockholder, in which case the option price will not be less than 110% of such fair market value. Options granted generally have a maximum term of 10 years from grant date, are exercisable upon vesting unless otherwise designated for early exercise by the Board of Directors at the time of grant, and generally vest over a four-year period, with a 25% cliff vesting after one year and then ratably on a monthly basis for the remaining three years.
Minimum [Member]
Stock Incentive Plans (Details) [Line Items]
Contractual expirations						5 years
Maximum [Member]
Stock Incentive Plans (Details) [Line Items]
Contractual expirations						10 years
Employee Stock Purchase Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Aggregate shares (in Shares)	3,930,074
Share percentage	2.00%
Class A Common Stock [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)	19,650,371
Remaining share issuance (in Shares)								25,000,000
Shares issued (in Shares)		673,416		673,416
Class B Common Stock [Member]
Stock Incentive Plans (Details) [Line Items]
Stock based compensation expense				$ 1,000
Founders held of legacy (in Shares)				7,270,503
Exchange for shares (in Shares)				40,396,600
2016 Plan [Member]
Stock Incentive Plans (Details) [Line Items]
Common stock reserved for issuance (in Shares)						6,667,478
Aggregate shares (in Shares)						48,347,329
Restricted Stock Units (RSUs) [Member]
Stock Incentive Plans (Details) [Line Items]
Unamortized expense		$ 56,800		$ 56,800
Weighted average remaining amortization period				3 years 25 days
Shares issued (in Shares)									2,310,000
Performance-Based RSUs [Member]
Stock Incentive Plans (Details) [Line Items]
Unamortized expense		7,300		$ 7,300
Shares issued (in Shares)									870,000
Stock based compensation expense		200		200
Market-Based RSUs [Member]
Stock Incentive Plans (Details) [Line Items]
Fair value of options vested		2,700		3,600
Unamortized expense		3,000		3,000
Shares issued (in Shares)									770,000
Stock based compensation expense		$ 600		$ 600